Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for our reportable segments for fiscal years 2015 and 2014 were as follows (dollars in thousands):

	Healthcare	Mobile	Enterprise	Imaging	Total
Balance as of September 30, 2013	$1,257,227	$1,313,635	$519,969	$202,367	$3,293,198
Acquisitions	52,483	—	29,047	59,609	141,139
Purchase accounting adjustments	(303)	2,595	(4,496)	500	(1,704)
Effect of foreign currency translation	(5,308)	(6,905)	(8,319)	(1,208)	(21,740)
Balance as of September 30, 2014	1,304,099	1,309,325	536,201	261,268	3,410,893
Acquisitions	—	23,286	—	—	23,286
Purchase accounting adjustments	275	—	—	(2,215)	(1,940)
Product realignment	—	(10,521)	10,521	—	—
Effect of foreign currency translation	(9,856)	(34,562)	(7,415)	(2,072)	(53,905)
Balance as of September 30, 2015	$1,294,518	$1,287,528	$539,307	$256,981	$3,378,334

Intangible Assets
Intangible assets consist of the following as of September 30, 2015 and 2014, which includes $80.5 million and $76.8 million of licensed technology, respectively (dollars in thousands):

	September 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (Years)
Customer relationships	$1,028,197	$(474,518)	$553,679	8.4
Technology and patents	451,669	(245,191)	206,478	4.6
Trade names, trademarks, and other	61,006	(24,983)	36,023	6.7
Non-competition agreements	597	(492)	105	1.0
Total	$1,541,469	$(745,184)	$796,285	7.4

	September 30, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (Years)
Customer relationships	$1,103,092	$(466,144)	$636,948	9.1
Technology and patents	457,567	(225,137)	232,430	5.1
Trade names, trademarks, and other	67,252	(21,996)	45,256	7.1
Non-competition agreements	3,988	(3,139)	849	1.0
Total	$1,631,899	$(716,416)	$915,483	7.9

Estimated Amortization Expense
Estimated amortization expense for each of the five succeeding years as of September 30, 2015, is as follows (dollars in thousands):

Year Ending September 30,	Cost of Revenue	Other Operating Expenses	Total
2016	$60,069	$106,384	$166,453
2017	48,963	91,234	140,197
2018	37,820	68,854	106,674
2019	22,704	65,728	88,432
2020	18,782	60,499	79,281
Thereafter	18,140	197,108	215,248
Total	$206,478	$589,807	$796,285